Note 24 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]
24.	Commitments and Contingencies

From time to time, the Company and/or its subsidiaries may become defendants in legal actions and the Company intends to defend itself vigorously against all legal claims. Electra is not aware of any unrecorded claims against the Company that could reasonably be expected to have a materially adverse impact on the Company’s consolidated financial position, results of operations or the ability to carry on any of its business activities.

As at December 31, 2025, the Company’s commitments relate to purchase and services commitments for work programs relating to Refinery expansion and payments under financing arrangements. The Company had the following commitments as at December 31, 2025.

	2026	2027	2028	2029	Thereafter	Total
Purchase commitments	$7,572	$-	$-	$-	$-	$7,572
Term loan	-	-	50,822	-	-	50,822
Government loan payments	36	36	1,615	2,141	6,342	10,170
Lease payments	128	43	-	-	-	171
Royalty payments [1]	-	-	229	529	3,681	4,439
	$7,736	$79	$52,666	$2,670	$10,023	$73,174

[1] Royalty payments are estimated amounts associated with the royalty agreements entered with the debt holders as part of the term loan. The estimated amounts and timing are subject to changes in cobalt sulfate prices, timing of completion of the refinery, reaching commercial operations and timing and amounts of sales.